Loans Receivable and Allowance for Loan Losses (Related Party Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable and Allowance for Loan Losses [Abstract]
Balance - beginning	$ 8,509	$ 7,270
Loans originated	400	613
Changes in related party status		1,105
Collections of principal	(854)	(479)
Balance - ending	$ 8,055	$ 8,509